Net Investment Income	12 Months Ended
Mar. 31, 2019
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Net Investment Income
30	NET INVESTMENT INCOME

Net investment income for the fiscal years ended March 31, 2019, 2018 and 2017 consisted of the following:

	For the fiscal year ended March 31,
	2019	2018	2017
	(In millions)
Net gain from disposal of debt instruments	¥6,072	¥4,187	¥39,484
Net gain from disposal of equity instruments(1)	—	281,036	142,016
Dividend income	87,850	138,874	123,827

Total net investment income	¥93,922	¥424,097	¥305,327

(1)	Following the adoption of IFRS 9, net gain from disposal of equity instruments elected to be measured at FVOCI is not transferred to profit or loss.

Dividend income from equity instruments at fair value through other comprehensive income which were derecognized during the fiscal year ended March 31, 2019 was ¥2,524 million.